OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2022
OTHER RECEIVABLES.
Schedule of other receivables

Borrower	Interest rate	Amount
Shanghai Changda	0%	$6,858
Anhui Xin Jieying	0%	$1,990
Total		$8,848